Fair Value Measurement	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurement [Line Items]
Fair Value Measurement

12.    Fair Value Measurement

Fair Value of Financial Instruments

The carrying amount of assets and liabilities including cash and cash equivalents, accounts receivable, accounts payable and current portion of long-term debt approximated their fair value as of September 30, 2023 and December 31, 2022, due to the relative short maturity of these instruments. The fair values of the Company’s loans and receivables under the factoring arrangement entered into by subsidiaries of the Company are equal to the carrying values. Property and equipment, intangible assets, capital lease obligations, and goodwill are not required to be re-measured to fair value on a recurring basis. These assets are evaluated for impairment if certain triggering events occur. If such evaluation indicates that impairment exists, the respective asset is written down to its fair value.

14. Fair Value Measurement

Assets and Liabilities Measured at Fair Value

The carrying amount of assets and liabilities including cash and cash equivalents, accounts receivable, accounts payable and current portion of long-term debt approximated their fair value as of December 31, 2022 and 2021, due to the relative short maturity of these instruments. The fair values of the Business’ loans and receivables under the factoring arrangement entered into by subsidiaries of the Business are equal to the carrying values. Property and equipment, intangible assets, capital lease obligations, and goodwill are not required to be re-measured to fair value on a recurring basis. These assets are evaluated for impairment if certain triggering events occur. If such evaluation indicates that impairment exists, the respective asset is written down to its fair value.

CF ACQUISITION CORP. VIII [Member]
Fair Value Measurement [Line Items]
Fair Value Measurement

Note 8 — Fair Value Measurements on a Recurring Basis

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs to valuation techniques used in measuring fair value.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These three levels of the fair value hierarchy are:

•        Level 1 measurements — unadjusted observable inputs such as quoted prices for identical instruments in active markets;

•        Level 2 measurements — inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•        Level 3 measurements — unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2023 and December 31, 2022 and indicate the fair value hierarchy of the inputs that the Company utilized to determine such fair value:

September 30, 2023

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Liabilities:
Warrant liability	$—	$1,596,250	$—	$1,596,250
FPS liability	—	—	20,050,252	20,050,252
Total Liabilities	$—	$1,596,250	$20,050,252	$21,646,502

December 31, 2022

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets:
Assets held in Trust Account – U.S. government debt securities	$31,445,874	$—	$—	$31,445,874
Liabilities:
Warrant liability	$—	$178,780	$—	$178,780
FPS liability	—	—	2,504,214	2,504,214
Total Liabilities	$—	$178,780	$2,504,214	$2,682,994

Level 1 assets as of December 31, 2022 included investments in a money market fund classified as cash equivalents; the fund holds U.S. government debt securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

Warrant Liability

The warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liability on the Company’s unaudited condensed consolidated balance sheets. The warrant liability is measured at fair value at inception and on a recurring basis, with any subsequent changes in fair value presented within Changes in fair value of warrant liability in the Company’s unaudited condensed consolidated statements of operations.

As of both September 30, 2023 and December 31, 2022, the fair value measurements of the Public Warrants fall within Level 2 fair value measurement inputs due to the use of an observable quoted price in an inactive market. As the transfer of Private Placement Warrants to anyone who is not a permitted transferee would result in the Private Placement Warrants having substantially the same terms as the Public Warrants, the Company determined that the fair value of the Private Placement Warrants is equivalent to that of the Public Warrants. As such, the fair value of the Private Placement Warrants is classified as Level 2 fair value measurements as of both September 30, 2023 and December 31, 2022. There were no transfers into or out of Level 3 fair value measurements during the three and nine months ended September 30, 2023 or 2022.

The following tables present the changes in the fair value of warrant liability for the nine months ended September 30, 2023 and 2022:

	Private Placement Warrants	Public Warrants	Warrant Liability
Fair value as of December 31, 2022	$3,780	$175,000	$178,780
Change in valuation inputs or other assumptions(1)	10,382	480,625	491,007
Fair value as of March 31, 2023	$14,162	$655,625	$669,787
Change in valuation inputs or other assumptions(1)	(7,466)	(345,625)	(353,091)
Fair value as of June 30, 2023	$6,696	$310,000	$316,696
Change in valuation inputs or other assumptions(1)	27,054	1,252,500	1,279,554
Fair value as of September 30, 2023	$33,750	$1,562,500	$1,596,250
	Private Placement Warrants	Public Warrants	Warrant Liability
Fair value as of December 31, 2021	$112,063	$5,188,125	$5,300,188
Change in valuation inputs or other assumptions(1)	(67,513)	(3,125,625)	(3,193,138)
Fair value as of March 31, 2022	$44,550	$2,062,500	$2,107,050
Change in valuation inputs or other assumptions(1)	(9,072)	(420,000)	(429,072)
Fair value as of June 30, 2022	$35,478	$1,642,500	$1,677,978
Change in valuation inputs or other assumptions(1)	(23,328)	(1,080,000)	(1,103,328)
Fair value as of September 30, 2022	$12,150	$562,500	$574,650

(1)      Changes in valuation inputs or other assumptions are recognized in Changes in fair value of warrant liability in the unaudited condensed consolidated statements of operations.

FPS Liability

The liability for the FPS was valued using an adjusted net assets method, which is considered to be a Level 3 fair value measurement. Under the adjusted net assets method utilized, the aggregate commitment of $10.0 million pursuant to the FPA is discounted to present value and compared to the fair value of the shares of common stock and warrants to be issued pursuant to the FPA. The fair value of the shares of common stock and warrants to be issued under the FPA are based on the public trading price of the Units issued in the Initial Public Offering. The excess (liability) or deficit (asset) of the fair value of the shares of common stock and warrants to be issued compared to the $10.0 million fixed commitment is then reduced to account for the probability of consummation of the Business Combination. The primary unobservable input utilized in determining the fair value of the FPS is the probability of consummation of the Business Combination. As of September 30, 2023 and December 31, 2022, the probability assigned to the consummation of the Business Combination was 100% and 80%, respectively. The probability was determined based on observed success rates of business combinations for special purpose acquisition companies.

The following tables present the changes in the fair value of the FPS liability for the three and nine months ended September 30, 2023 and 2022.

FPS Liability
Fair value as of December 31, 2022	$2,504,214
Change in valuation inputs or other assumptions(1)	259,658
Fair value as of March 31, 2023	$2,763,872
Change in valuation inputs or other assumptions(1)	427,499
Fair value as of June 30, 2023	$3,191,371
Change in valuation inputs or other assumptions(1)	16,858,881
Fair value as of September 30, 2023	$20,050,252
FPS Liability
Fair value as of December 31, 2021	$2,006,525
Change in valuation inputs or other assumptions(1)	(47,329)
Fair value as of March 31, 2022	$1,959,196
Change in valuation inputs or other assumptions(1)	(657,626)
Fair value as of June 30, 2022	$1,301,570
Change in valuation inputs or other assumptions(1)	456,349
Fair value as of September 30, 2022	$1,757,919

(1)      Changes in valuation inputs or other assumptions are recognized in Changes in fair value of FPS liability in the unaudited condensed consolidated statements of operations.

Note 9 — Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs to valuation techniques used in measuring fair value.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These three levels of the fair value hierarchy are:

•        Level 1 measurements — unadjusted observable inputs such as quoted prices for identical instruments in active markets;

•        Level 2 measurements — inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•        Level 3 measurements — unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements on Recurring Basis

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021 and indicate the fair value hierarchy of the inputs that the Company utilized to determine such fair value:

December 31, 2022

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets:
Assets held in Trust Account – U.S. government debt securities	$31,445,874	$—	$—	$31,445,874
Liabilities:
Warrant liability	$—	$178,780	$—	$178,780
FPS liability	—	—	2,504,214	2,504,214
Total Liabilities	$—	$178,780	$2,504,214	$2,682,994

December 31, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets:
Assets held in Trust Account – U.S. government debt securities	$250,017,673	$—	$—	$250,017,673
Liabilities:
Warrant liability	$—	$5,300,188	$—	$5,300,188
FPS liability	—	—	2,006,525	2,006,525
Total Liabilities	$—	$5,300,188	$2,006,525	$7,306,713

Level 1 assets as of both December 31, 2022 and 2021 include investments in a money market fund classified as cash equivalents; the fund holds U.S. government debt securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

Warrant Liability

The warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liability on the Company’s consolidated balance sheets. The warrant liability is measured at fair value at inception and on a recurring basis, with any subsequent changes in fair value presented within change in fair value of warrant liability in the Company’s consolidated statements of operations.

Initial Measurement

The Company established the initial fair value for the warrants on March 16, 2021, the date of the closing of the Initial Public Offering. The Public Warrants and Private Placement Warrants were measured at fair value on a recurring basis, using an Options Pricing Model (the “OPM”). The Company allocated the proceeds received from (i) the sale of Units in the Initial Public Offering (which is inclusive of one share of Class A common stock and one-fourth of one Public Warrant), (ii) the sale of the Private Placement Units (which is inclusive of one share of Class A common stock and one-fourth of one Private Placement Warrant), and (iii) the issuance of Class B common stock, first to the warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to the shares of Class A common stock subject to possible redemption. The warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs.

The Company utilized the OPM to value the warrants as of March 16, 2021, with any subsequent changes in fair value recognized in the consolidated statement of operations. The estimated fair value of the warrant liability as of March 16, 2021, was determined using Level 3 inputs. Inherent in the OPM are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimated the volatility of its shares of common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate was based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants was assumed to be equivalent to their remaining contractual term. The dividend rate was based on the historical rate, which the Company anticipated to remain at zero. The aforementioned warrant liability is not subject to qualified hedge accounting.

The following table provides quantitative information about the inputs utilized by the Company in the fair value measurement of the warrants as of March 16, 2021:

March 16, 2021 (Initial Measurement)
Risk-free interest rate	1.05%
Expected term (years)	5
Expected volatility	17.5%
Exercise price	$11.50
Stock price	$10.00
Dividend yield	0.0%

Subsequent Measurement

During the year ended December 31, 2021, the fair value measurement of the Public Warrants was reclassified from Level 3 to Level 2 due to the use of an observable quoted price in an inactive market. As the transfer of Private Placement Warrants to anyone who is not a permitted transferee would result in the Private Placement Warrants having substantially the same terms as the Public Warrants, the Company determined that the fair value of the Private Placement Warrants is equivalent to that of the Public Warrants. As such, the Private Placement Warrants were reclassified from Level 3 to Level 2 during the year ended December 31, 2021. There were no transfers into or out of Level 3 fair value measurement during the year ended December 31, 2022.

The following table presents the changes in the fair value of warrant liability:

	Private Placement	Public	Warrant Liability
Fair value as of March 16, 2021	$175,851	$8,141,250	$8,317,101
Change in valuation inputs or other assumptions(1)	(63,788)	(2,953,125)	(3,016,913)
Fair value as of December 31, 2021(2)	$112,063	$5,188,125	$5,300,188
Change in valuation inputs or other assumptions(1)	(108,283)	(5,013,125)	(5,121,408)
Fair value as of December 31, 2022	$3,780	$175,000	$178,780

(1)      Changes in valuation inputs or other assumptions are recognized in Change in fair value of warrant liability in the consolidated statements of operations.

(2)      Due to the use of quoted prices in an inactive market and the use of observable inputs for similar assets or liabilities (Level 2) for Public Warrants and Private Placement Warrants, respectively, subsequent to initial measurement, the Company had transfers out of Level 3 totaling approximately $7.1 million during the year ended December 31, 2021.

FPS Liability

The liability for the FPS was valued using an adjusted net assets method, which is considered to be a Level 3 fair value measurement. Under the adjusted net assets method utilized, the aggregate commitment of $10.0 million pursuant to the FPA is discounted to present value and compared to the fair value of the shares of common stock and warrants to be issued pursuant to the FPA. The fair value of the shares of common stock and warrants to be issued under the FPA are based on the public trading price of the Units issued in the Initial Public Offering. The excess (liability) or deficit (asset) of the fair value of the shares of common stock and warrants to be issued compared to the $10.0 million fixed commitment is then reduced to account for the probability of consummation of the Business Combination. The primary unobservable input utilized in determining the fair value of the FPS is the probability of consummation of the Business Combination. As of both December 31, 2022 and 2021, the probability assigned to the consummation of the Business Combination was 80%. The probability was determined based on observed success rates of business combinations for special purpose acquisition companies.

The following table presents a summary of the changes in the fair value of the FPS liability. There were no transfers into or out of Level 3 fair value measurement during year ended December 31, 2022:

FPS Liability
Fair value as of March 16, 2021	$1,933,236
Change in valuation inputs or other assumptions(1)	73,289
Fair value as of December 31, 2021	$2,006,525
Change in valuation inputs or other assumptions(1)	497,689
Fair value as of December 31, 2022	$2,504,214

(1)      Changes in valuation inputs or other assumptions are recognized in Change in fair value of FPS liability in the consolidated statements of operations.

Fair Value Measurements on Non-Recurring Basis

Sponsor Loans Liability

During the year ended December 31, 2022, sponsor loans liability was measured at fair value on a non-recurring basis at the time of modification that was accounted for as an extinguishment.

At the time of the extinguishment, the fair value of the sponsor loans was $7,534,106. The estimated fair value of these obligations was determined by reference to the Company’s quoted stock price and discounted cash flow calculations based on market-observable risk-free rate and reduced to account for the probability of consummation of the Business Combination, the probability of repayment in cash or the probability of forgiveness. The primary unobservable inputs utilized in estimating the fair value of the sponsor loans were the probabilities of consummation of the Business Combination, repayment in cash or forgiveness. As a result, the estimated fair value of these loans falls within Level 3 in the fair value hierarchy. The range of probabilities used in deriving the estimated fair value of the sponsor loans was 8%-80%.